Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Net revenue
Total net revenue	$ 51,463	$ 56,651	$ 55,273
Costs and expenses:
Cost of revenue	41,524	45,431	44,754
Research and development	1,191	1,298	1,209
Selling, general and administrative	4,720	5,361	5,428
Amortization of intangible assets	102	129	198
Restructuring charges	63	176	168
Defined benefit plan settlement credits	(57)
Total operating expenses	47,543	52,395	51,757
Earnings from continuing operations before interest and taxes	3,920	4,256	3,516
Interest and other, net	(388)	(393)	(461)
Earnings from continuing operations before taxes	3,532	3,863	3,055
Benefit from (provision for) taxes	186	(939)	(595)
Earnings from continuing operations	3,718	2,924	2,460
Earnings from discontinued operations, net of taxes	836	2,089	2,653
Net earnings	$ 4,554	$ 5,013	$ 5,113
Basic
Continuing operations	$ 2.05	$ 1.55	$ 1.27
Discontinued operations	0.46	1.11	1.37
Total basic net earnings per share	2.51	2.66	2.64
Diluted
Continuing operations	2.02	1.53	1.26
Discontinued operations	0.46	1.09	1.36
Total diluted net earnings per share	$ 2.48	$ 2.62	$ 2.62
Weighted-average shares used to compute net earnings per share:
Basic (in shares)	1,814	1,882	1,934
Diluted (in shares)	1,836	1,912	1,950